Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

Earnout shares

In connection with the Business Combination, each Class A ordinary share of ICONIQ that was issued and outstanding before the Transactions was cancelled and converted into the right to receive 90% of such number of NWTN’s Class A ordinary shares equal to the Exchange Ratio (as defined in the Business Combination Agreement, which is 32,715,010 shares); and the contingent right to receive 10% of such number of NWTN’s Class A ordinary shares equal to the Exchange Ratio, which is 3,635,001 shares (the “Earnout Shares”).

The Earnout Shares will be issued to Muse Limited (the company held by Mr. Alan Nan Wu, Executive Chairman of the Company) when the Company delivers 12 vehicles on an aggregate basis or would be adjusted if the Company has delivered less than 12 vehicles by the end of 2023.

The Earnout Shares are determined as compensation, which is a transaction separate from the reverse recapitalization. In addition, the issuance of Earnout Shares does not meet any condition to be classified as a liability under ASC 718, thus it should be classified as an equity financial instrument, and measured at fair value using the quoted market price on grant date, November 11, 2022, which is US$7.30 per share.

The Company evaluated and considered that the performance condition of delivering 12 vehicles would probably be achieved by the end of 2023. Thus, the Company should recognize compensation cost for awards with performance conditions. In addition, all terms and conditions of the Earnout Shares were approved and communicated to the grantee on November 11, 2022, which is considered the grant date under ASC 718. The requisite service period should be the shortest of the explicit, implicit or derived service periods, which is determined as the period from November 11, 2022, the grant date, to December 31, 2023.

In October 2023, the performance condition of delivering 12 vehicles is achieved and the Earnout Shares was issued to Muse Limited accordingly.

Share-based expenses recognized in general and administrative expenses were nil, nil and US$23.3 million for the years ended December 31, 2025, 2024 and 2023, respectively.

2022 Equity Incentive Plan

On August 25, 2025, the Group adopted the 2022 Equity Incentive Plan (“2022 Plan”), which permits the granting of share options, restricted share units, restricted shares, and other equity-based awards to employees, directors, and consultants of the Group. Under the Group’s 2022 Plan, RSUs and restricted shares may vest upon grant or over a period determined at the time of grant, and options will vest as specified in the individual award agreements. The purpose of the 2022 Plan is to attract, retain, and motivate key personnel by providing incentives through equity-based awards, aligning their interests with the long-term success of the Group.

Restricted Shares for existing employees

On August 25, 2025, the Group granted 15 active employees and five independent directors amounting to 43,544,217 restricted shares, and the fair value on the grant date of each restricted share was $1.39.

On September 17, 2025, the Group granted 1 active employee amounting to 800,000 restricted shares, and the fair value on the grant date of each restricted share was $1.93.

On November 28, 2025, the Group granted 1 active employee amounting to 7,142,857 restricted shares, and the fair value on the grant date of each restricted share was $0.70.

The vesting schedules of the share-based awards granted to employees vary depending on factors such as their employment commencement dates and contributions to the Company, as specified in the respective individual award agreements.

For the majority of employees, the vesting schedules are as follows:

•        Employees who joined the Company on or before July 28, 2023: 66% of the total granted shares vested on the grant date, and 17% of the total granted shares will vest on July 17, 2026 and July 17, 2027, respectively.

•        Employees who joined the Company between July 28, 2023 and July 19, 2024: 49% of the total granted shares vested on the grant date, and 17% of the total granted shares will vest on July 17, 2026, July 17, 2027 and July 17, 2028, respectively.

Accordingly, the share-based awards granted to employees contain only service conditions and follow a graded vesting schedule. As such, compensation expense related to these awards is recognized over the requisite service period using the graded vesting attribution method.

The following table summarized the Company’s restricted share activities under the 2022 Plan:

	Number of nonvested restricted shares	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	—	$—

Granted	51,487,074	$1.30
Vested	(21,166,544)	$1.39
Forfeited	—	$—

Outstanding as of December 31, 2025	30,320,530	$1.24

Total share-based compensation expenses recognized for these restricted shares for the year ended December 31, 2025 were US$44,598,258. As of December 31, 2025, there was approximately US$22,472,203 of total unrecognized compensation cost related to unvested restricted shares. The unrecognized compensation costs are expected to be recognized over a weighted average period of 2.28 years.

Restricted Shares for external consultants

On August 25, 2025, the Group granted 5 external consultants amounting to 7,601,103 restricted shares, and the fair value on the grant date of each restricted share was $1.39.

The vesting schedules are as follows: 66% of the total granted shares vested on the grant date, and 17% of the total granted shares will vest on July 17, 2026 and July 17, 2027, respectively.

Accordingly, the share-based awards granted to external consultants contain only service conditions and follow a graded vesting schedule. As such, compensation expense related to these awards is recognized over the requisite service period using the graded vesting attribution method.

The following table summarized the Company’s restricted share activities under the 2022 Plan:

	Number of nonvested restricted shares	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	—	$—

Granted	7,601,103	$1.39
Vested	(5,016,727)	$1.39
Forfeited	—	$—

Outstanding as of December 31, 2025	2,584,376	$1.39

Total share-based compensation expenses recognized for these restricted shares for the year ended December 31, 2025 were US$8,005,939. As of December 31, 2025, there was approximately US$2,559,594 of total unrecognized compensation cost related to unvested restricted shares. The unrecognized compensation costs are expected to be recognized over a weighted average period of 1.55 years.

Other share-based compensation

In 2025, the Company issued 5,988,170 ordinary shares to 13 former employees to settle outstanding salaries and as compensation for their past employment or consulting services. For the year ended December 31, 2025, the Company recognized share-based compensation expenses of US$8,058,888 and a loss of US$12,567 related to the settlement of outstanding salaries, measured based on the closing price of the Company’s shares on the respective issuance dates.

On September 18, 2025, the Company agreed to grant an aggregate of 6,000,000 Class B ordinary shares to the core management team of Aitos as performance incentives and retention bonuses. These shares are subject to transfer restrictions and will vest in two tranches, with 50% becoming transferable three months after the closing and the remaining 50% becoming transferable six months after the closing, in accordance with the share purchase agreement. The Company recognized share-based compensation expense of $9,211,326, measured based on the closing price of the Company’s ordinary shares on September 18, 2025. As of December 31, 2025, approximately US$2,488,674 of total unrecognized compensation cost related to the unvested restricted shares remained and is expected to be recognized over a weighted-average period of approximately 0.21 years.

On December 10, 2025, the Company and Burkhan Capital LLC mutually agreed to terminate the convertible note purchase agreement dated September 29, 2025. In connection with the termination, the Company issued 500,000 Class B ordinary shares to Burkhan Capital LLC for advisory services pursuant to related agreements entered into on December 10, 2025. The shares were issued on December 19, 2025 in a private placement and are subject to a six-month lock-up. The Company recognized share-based compensation expense of US$285,000, measured based on the closing price of the Company’s ordinary shares on December 10, 2025.

On September 3, 2025, the Company entered into a standby equity purchase agreement with YA II PN, Ltd. (“Yorkville”), pursuant to which the Company had the right, but not the obligation, to issue and sell up to US$100.0 million of its Class B ordinary shares to Yorkville over a 24-month period. The agreement was subsequently terminated. In connection with the arrangement, the Company issued an aggregate of 479,570 Class B ordinary shares to Yorkville as consideration for Yorkville’s commitment to reserve the standby equity purchase capacity under the agreement, including 239,785 shares issued on September 8, 2025 and 239,785 shares issued on December 19, 2025. The Company recognized share-based compensation expense of US$410,032 for the year ended December 31, 2025, measured based on the closing price of the Company’s ordinary shares on issuance dates.

Pursuant to a supplemental agreement entered into in 2025, Vision Path was added as a new co-obligor and Long Hope Holdings Limited (“Long Hope”) was introduced as an additional guarantor. Both parties jointly assumed joint and several guarantee obligations in respect of the Puluo Debt. As consideration for providing the guarantee services, the Company issued 22,000,000 and 10,000,000 Class B ordinary shares to Vision Path and Long Hope, respectively. These share issuances were accounted for as share-based compensation for guarantee services, with the related expense recognized in the consolidated statements of operations. For the year ended December 31, 2025, the Company recognized share-based compensation expense of US$46,160,000 in connection with this arrangement.

On July 24, 2025, the Company issued 225,500 Class B ordinary shares to TakYuen Colin LAW pursuant to a supplemental agreement as consideration for legal services provided. For the year ended December 31, 2025, the Company recognized share-based compensation expenses of US$306,680, measured based on the closing price of the Company’s shares on issuance dates.